FINANCIAL AND CAPITAL RISK MANAGEMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL AND CAPITAL RISK MANAGEMENT
Cash, cash equivalents	$ 2,728	$ 3,139
Net exposure	2,728	3,139
Effect of increase decrease change in currency	$ 273	$ 314